As filed with the Securities and Exchange Commission on September 6, 2017

 1933 Act Registration No. 333-146827

1940 Act Registration No. 811-22135

United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-1A

Registration Statement Under the Securities Act of 1933	[ ]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 56	[X]
and/or
Registration Statement Under the Investment Company Act of 1940	[ ]
Amendment No. 57	[X]

Innovator ETFs Trust
(formerly Academy Funds Trust)

(Exact name of registrant as specified in charter)

120 North Hale Street

Wheaton, Illinois 60187

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 621-1675

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

Copy to:

Morrison C. Warren, Esq.

Chapman and Cutler LLP

111 West Monroe Street

Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 6, 2017 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Contents of Post-Effective Amendment No. 56

This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

The Facing Sheet

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 21, as it relates to Innovator IBD® Small/Mid-Cap Leaders Fund, a series of the Registrant, until October 6, 2017. Parts A, B and C of the Registrant’s Post-Effective Amendment No. 21 under the Securities Act of 1933 as it relates to Innovator IBD® Small/Mid-Cap Leaders Fund, filed on October 16, 2015, are incorporated by reference herein.

Subsequent filings will not include Innovator IBD® Mid/Large-Cap Leaders Fund which has been terminated as a series under the Registrant’s Agreement and Declaration of Trust.

Signatures

Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 6th day of September, 2017.

 Innovator ETFs Trust

By:	/s/ H. Bruce Bond
H. Bruce Bond
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ H. Bruce Bond	Chief Executive Officer,	September 6, 2017
H. Bruce Bond	President and Trustee

/s/ John W. Southard	Treasurer	September 6, 2017
John W. Southard

/s/ Mark Berg	Trustee	September 6, 2017
Mark Berg

/s/ Joe Stowell	Trustee	September 6, 2017
Joe Stowell

/s/ Brian J. Wildman	Trustee	September 6, 2017
Brian J. Wildman

[Chapman and Cutler LLP]

September 6, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs Trust (formerly Academy Funds Trust)

Ladies and Gentlemen:

On behalf of Innovator ETFs Trust (the “Registrant”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 56 and under the Investment Company Act of 1940, as amended, Amendment No. 57 to the Registrant’s registration statement on Form N-1A (the “Amendment”). The Amendment relates to Innovator IBD® Small/Mid-Cap Leaders Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(b) of the 1933 Act and will become effective on October 6, 2017.

Subsequent filings will not include Innovator IBD® Mid/Large-Cap Leaders Fund which has been terminated as a series under the Registrant’s Agreement and Declaration of Trust.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

CHAPMAN AND CUTLER LLP

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures